Indebtedness (Tables)	3 Months Ended
Mar. 31, 2026
Indebtedness [Abstract]
Schedule of Indebtedness
As at,	March 31, 2026	December 31, 2025
Telesat GEO Financing
Term Loan B – U.S. Facility(1) (March 31, 2026 and December 31, 2025 – US$1,320,531)	$1,837,650	$1,812,296
2027 Senior Unsecured Notes(2) (March 31, 2026 and December 31, 2025 – US$213,035)	296,460	292,369
2026 Senior Secured Notes(3) (March 31, 2026 and December 31, 2025 – US$387,047)	538,615	531,183
2027 Senior Secured Notes(4) (March 31, 2026 and December 31, 2025 – US$224,995)	313,103	308,783
Telesat Lightspeed Financing
Government of Canada Telesat Lightspeed Financing(5)	723,460	603,376
Government of Quebec Telesat Lightspeed Financing(5)	135,226	112,780
	3,844,514	3,660,787
Deferred financing costs, prepayment options, warrants and loss on repayment	(199,702)	(167,180)
	3,644,812	3,493,607
Less: current indebtedness	(2,374,537)	(2,341,145)
Long-term indebtedness	$1,270,275	$1,152,462

(1)      On December 6, 2019, Telesat GEO entered into a new amended and restated Credit Agreement with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities are comprised of two tranches — a revolving credit facility of up to $200.0 million US dollars which matured in December 2024 and Term Loan B — U.S. Facility of US$1,908.5 million maturing in December 2026. During the three months ended March 31, 2026 and March 31, 2025, there were no repurchases of debt.

(2)      On October 11, 2019, Telesat GEO issued, through a private placement, US$550 million of 6.5% Senior Unsecured Notes, maturing in October 2027 (“2027 Senior Unsecured Notes”). During the three months ended March 31, 2026 and March 31, 2025, there were no repurchases of debt.

(3)      On April 27, 2021, Telesat GEO issued, through a private placement, US$500 million in aggregate principal amount of 5.625% Senior Secured Notes maturing in December 2026 (“2026 Senior Secured Notes”). During the three months ended March 31, 2026 and March 31, 2025, there were no repurchases of debt.

(4)      On December 6, 2019, Telesat GEO issued, through a private placement, US$400 million 4.875% Senior Secured Notes, maturing in June 2027 (“2027 Senior Secured Notes”). During the three months ended March 31, 2026 and March 31, 2025, there were no repurchases of debt.

(5)      On September 13, 2024, Telesat LEO entered into loan agreements with 16342451 Canada Inc., a subsidiary of Canada Development Investment Corporation (“Government of Canada”) and Investissement Quebec (“Government of Quebec”), for senior secured non-revolving delayed draw term loan facilities in the principal amount of $2,140 million and $400 million, respectively (“Telesat Lightspeed Financing”). The debt balances include $38.6 million of interest that was added to the principal balance of the loan.

Schedule of Activity in Deferred Financing Charges

The activity in deferred financing charges for the three months ended March 31, 2026 is as follows:

	Telesat Lightspeed Financing Warrants	Debt issue costs	Total
As at December 31, 2025	$429,100	$26,834	$455,934
Transferred to debt issue costs	(30,575)	(1,912)	(32,487)
Impact of foreign exchange	6,004	375	6,379
As at March 31, 2026	$404,529	$25,297	$429,826